STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,763,558)	$ (1,768,221)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,316	2,083
Change in fair market value of derivative liabilities	2,115,986	26,048
Amortization of debt discounts	340,961	749,162
Gain on settlement of judgment		(53,788)
Stock based compensation, related parties	102,364	25,030
Stock based compensation	681,040	85,360
Decrease (increase) in assets:
Accounts receivable	(312)
Inventory	(84,763)
Other current assets	(23,394)	(2,264)
Increase (decrease) in liabilities:
Accounts payable	126,074	32,475
Accounts payable, related parties	(11,107)	11,586
Accrued interest	8,531	65,860
Accrued interest, related parties	(3,570)	2,400
Judgment payable		340,647
Net cash used in operating activities	(509,432)	(483,622)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,694)	(3,536)
Net cash used in investing activities	(2,694)	(3,536)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock, net of offering costs	285,000
Proceeds from sale of stock on equity line of credit	18,323	143,520
Proceeds from exercise of warrants, related party	70	2,200
Proceeds from convertible notes payable	300,000	417,500
Repayments of convertible notes payable		(89,039)
Repayments of notes payable, related parties	(30,000)
Net cash provided by financing activities	573,393	474,181
NET CHANGE IN CASH	61,267	(12,977)
CASH AT BEGINNING OF PERIOD	22,437	35,414
CASH AT END OF PERIOD	83,704	22,437
SUPPLEMENTAL INFORMATION:
Interest paid	5,580	13,539
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Value of debt discounts	221,515	571,183
Value of derivative adjustment due to debt conversions	303,542	525,485
Value of shares issued for conversion of debt	423,197	737,716
Convertible note issued in settlement of judgment payable		300,000
Common stock issued for settlement of accounts payable, related party		13,765
Cashless exercise of common stock warrants, 2,250,000 warrants exercised		$ 22